Trade and Other Payables, Accruals and Provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 17,178	$ 3,739
Accruals	36,366	15,409
Provisions	490	3,227
Taxation and Social Security	4,039	4,006
Employee loans	1,193	0
Other	276	0
Trade and other current payables	$ 59,542	$ 26,381